SCHEDULE OF FAIR VALUE ASSUMPTIONS OF STOCK OPTIONS (Details) - Equity Option [Member]	9 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	[1]	Jun. 30, 2025	[2]	Jun. 30, 2024
Class of Warrant or Right [Line Items]
Expected volatility	95.46%					80.06%
Risk free interest rate	3.85%					4.86%
Dividend yield	0.00%
Expected term (years)	5 years 10 months 13 days					6 years

[1]	No stock options were issued during the nine months ended March 31, 2025.
[2]	No stock options were granted during the year ended June 30, 2025.